Debt Schedule of Maturities of Long-term Debt (Details) $ in Millions	Dec. 28, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 995
2021	990
2022	2,073
2023	1,678
2024	617
Thereafter	$ 22,460